[Liberty Logo]
LIBERTY
COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

June 2, 1999

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust VI (Trust)
               Newport Asia Pacific Fund
          File Nos. 33-45117 & 811-6529

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated June 1, 1999 and August 25, 1998, Revised June 1, 1999, respectively, for the Fund does not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 24, 1999.

Very truly yours,

LIBERTY FUNDS TRUST VI


By: Ellen Harrington
    Assistant Secretary

cc:        M. Muller (Ropes & Gray) (5)
           E. Edson
           Blue Sky
           J. Terrazino (Stein Roe)
           J. DiMaria (PWC)
           C. Legallet (Newport)
           D. Smith (Newport)
           D. Young(2)

S:\FUNDS\TRUSTI\497jltr.doc

One Financial Center, Boston, MA 02111-2621, 1-800-225-2365